Financial Risk Management (Details 5) ₨ in Thousands, $ in Thousands	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Financial liabilities
- Bank overdrafts	₨ 1,235,794	$ 16,393	₨ 1,553,203	₨ 2,121,537
Fixed interest rate [member]
Financial assets
- Fixed deposits with banks	548,348		446,224
- Investment in debt securities	210,262		192,929
Financial liabilities
- Borrowings from banks	308,748		63,940
- Borrowings from others	2,221,885		2,441,199
Floating interest rate [member]
Financial liabilities
- Borrowings from banks	5,676,879		4,153,170
- Bank overdrafts	₨ 1,235,558		₨ 1,553,203